Inventories	12 Months Ended
Mar. 29, 2014
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:

Inventories are summarized as follows:

	As of
	March 29, 2014	March 30, 2013
	(In thousands)
Raw materials	$3,914	$3,609
Work in progress	541	426
Retail inventories and manufactured finished goods	140,189	132,976

	$144,644	$137,011

Continuity of the obsolescence reserve for inventory is as follows (in thousands):

Balance March 26, 2011	$5,086
Additional charges	2,462
Deductions	(2,868)

Balance March 31, 2012	4,680
Additional charges	1,304

Deductions	(2,427)

Balance March 30, 2013	3,557
Additional charges	1,214
Deductions	(2,257)

Balance March 29, 2014	$2,514